Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues
Net loss	7,039,155	7,867,500
Net cash used in operating activities	(2,177,645)	(2,050,636)
Working capital deficit	6,762,417
Stockholders' deficit	6,751,920	5,441,751	$ 2,565,293
Accumulated deficit	$ 45,282,678	$ 38,243,523